Leases, Maturity of Operating and Finance Lease (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Operating Leases [Abstract]
2023	$ 10,304		$ 11,215
2024	9,174		10,049
2025	8,897		7,762
2026	8,015		7,448
2027			6,528
Thereafter			11,067
Total lease payments	56,178		54,069
Less: amount representing interest	(9,538)		(7,668)
Present value of lease liabilities	46,640		46,401
Less: current portion of lease liabilities	(7,113)	[1]	(9,177)	[1],[2]	$ 0	[2]
Long-term lease liabilities, net of current portion	39,527	[3]	37,224	[3],[4]	0	[4]
Finance Leases [Abstract]
2023	753		491
2024	731		491
2025	492		469
2026	428		231
2027			166
Thereafter			429
Total lease payments	3,310		2,277
Less: amount representing interest	(399)		(233)
Present value of lease liabilities	2,911		2,044
Less: current portion of lease liabilities	(623)		(425)		$ 0
Long-term lease liabilities, net of current portion	$ 2,288		$ 1,619

[1]	Includes related party current portion of operating lease liabilities of $1,923 and $1,836 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[3]	Includes related party long-term operating lease liabilities of $10,514 and $11,631 at June 30, 2023 and December 31, 2022, respectively
[4]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022